SCHEDULE OF DETAILS OF BANK AND OTHER BORROWINGS (Details)	6 Months Ended
Sep. 30, 2025 HKD ($)
Loan 1 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,088,800
Interest rate p.a	3.00%
Inception date	18/2/2021
Maturity date	18/1/2030
Repayment terms	Repayable on demand
Security	Government Guarantee and director’s personal guarantee
Loan 2 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 20,000,000
Interest rate p.a	10.00%
Inception date	17/7/2017
Maturity date	17/6/2029
Repayment terms	Repayable on demand
Security	Not secured
Loan 3 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 2,000,000
Interest rate p.a	5.00%
Inception date	15/5/2010
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Director’s personal patent right
Loan 4 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,610,000
Interest rate p.a	5.00%
Inception date	9/3/2018
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Not secured
Loan 5 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 990,000
Interest rate p.a	5.00%
Inception date	9/4/2018
Maturity date	On demand
Repayment terms	Repayable on demand
Security	Not secured
Loan 6 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 1,004,400
Interest rate p.a	3.00%
Inception date	9/7/2021
Maturity date	9/6/2030
Repayment terms	Repayable on demand
Security	Government Guarantee and director’s personal guarantee
Loan 7 [member]
IfrsStatementLineItems [Line Items]
Principal	$ 3,000,000
Inception date	21/5/2025
Maturity date	21/5/2028
Repayment terms	Repayable on demand
Security	Directors’ personal guarantee
Loan 7 [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	284.00%
Loan 7 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate p.a	573.00%